Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
Note 5. Debt
Our debt is summarized as follows:

Loan	September 30, 2022	December 31, 2021	Interest Rate	Maturity Date
KeyBank CMBS Loan (1)	$93,211,876	$94,459,583	3.89%	8/1/2026
KeyBank Florida CMBS Loan (2)	51,752,138	52,000,000	4.65%	5/1/2027
Midland North Carolina CMBS Loan (3)	—	45,758,741
CMBS Loan (4)	104,000,000	104,000,000	5.00%	2/1/2029
SST IV CMBS Loan (6)	40,500,000	40,500,000	3.56%	2/1/2030
SST IV TCF Loan (6)(7)	—	40,782,500
Credit Facility Term Loan—USD (6)	250,000,000	250,000,000	4.58%	3/17/2026
Credit Facility Revolver—USD (6)	338,201,288	233,201,288	4.63%	3/17/2024
2032 Private Placement Notes (6)	150,000,000	—	4.53%	4/19/2032
Oakville III BMO Loan (5)(6)	11,825,125	12,795,250	6.01%	5/16/2024
Ladera Office Loan	3,948,110	4,014,185	4.29%	11/1/2026
Premium (discount) on secured debt,net	(96,377)	234,604
Debt issuance costs, net	(4,743,682)	(3,879,296)

Total debt	$1,038,598,478	$873,866,855

(1)
This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights,

Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.
(2)
This fixed rate loan encumbers five properties (Pompano Beach, Lake Worth, Jupiter, Royal Palm Beach, and Delray) with monthly interest only payments until June 2022, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(3)
This fixed rate loan previously encumbered 11 properties (Asheville I, Arden, Asheville II, Hendersonville I, Asheville III, Asheville IV, Asheville V, Asheville VI, Asheville VII, Asheville VIII, and Hendersonville II) with monthly interest only payments until September 2019, at which time both interest and principal payments became due monthly. This loan was fully defeased on May 19, 2022 for approximately $47.9 million, inclusive of loan defeasance costs. In connection with this loan defeasance, we recorded a net loss on extinguishment of debt of approximately $2.4 million.

(4)
This fixed rate loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.

(5)	The amounts shown above are in USD based on the foreign exchange rate in effect as of the date presented.
(6)	For additional information regarding this loan, see below.
(7)	This loan was fully paid off on April 28, 2022 in the amount of $40.8 million. There were no prepayment penalties for this pay off.
The weighted average interest rate on our consolidated debt as of September 30, 2022 was approximately 4.55%. We are subject to certain restrictive covenants relating to the outstanding debt, and as of September 30, 2022, we were in compliance with all such covenants.
2032 Private Placement Notes
On April 19, 2022, we as guarantor, and our Operating Partnership as issuer, entered into a Note Purchase Agreement which provides for the private placement of $150 million of 4.53% Senior Notes due April 19, 2032. The sale and purchase of the 2032 Private Placement Notes occurred in two closings, with the first of such closings having occurred on April 19, 2022 with $75 million aggregate principal amount of the 2032 Private Placement Notes having been issued on such date (the “First Closing”) and the second of such closings having occurred on May 25, 2022 with $75 million aggregate principal amount of the 2032 Private Placement Notes having been issued on such date (the “Second Closing”).
Interest on the Notes is subject to a potential prospective 75 basis points increase, if, as of March 31, 2023, the ratio of total indebtedness to EBITDA (as defined in the Note Purchase Agreement) (the “Total Leverage Ratio”) of the Company and its subsidiaries, on a consolidated basis, is greater than 7.00 to 1.00 (a “Total Leverage Ratio Event”). If a Total Leverage Ratio Event shall have occurred as of such date, the interest accruing on the 2032 Private Placement Notes would be 5.28% until such time as the Total Leverage Ratio is less than or equal to 7.00 to 1.00 for two consecutive fiscal quarters. Interest on each series of the 2032 Private Placement Notes will be payable semiannually on the nineteenth day of April and October in each year, beginning on October 19, 2022, until maturity.
We are permitted to prepay at any time all, or from time to time any part of, the Notes, in amounts not less than 5% of the 2032 Private Placement Notes then outstanding at (i) 100% of the principal amount so prepaid and
(ii) the Make-Whole Amount (as defined in the Note Purchase Agreement). The “Make-Whole Amount” is equal to the excess, if any, of the discounted value of the remaining scheduled payments with respect to the 2032 Private Placement Notes being prepaid over the amount of such 2032 Private Placement Notes. In addition, in connection with a Change of Control (as defined in the Note Purchase Agreement), the Operating Partnership is required to offer to prepay the 2032 Private Placement Notes at 100% of the principal amount plus accrued and unpaid interest thereon, but without the Make Whole Amount or any other prepayment premium or penalty of any kind. The Company must also maintain a debt rating of the 2032 Private Placement Notes by an Acceptable Rating Agency (as defined in the Note Purchase Agreement).
The Note Purchase Agreement contains certain customary representations and warranties, affirmative, negative and financial covenants, and events of default that are substantially similar to our existing Credit Facility. The 2032 Private Placement Notes have been issued on a pari passu basis with the Credit Facility, and as such, the Company and certain of its subsidiaries (the “Subsidiary Guarantors”) fully and unconditionally guarantee the Operating Partnership’s obligations under the 2032 Private Placement Notes. The 2032 Private Placement Notes are initially secured by a pledge of equity interests in the Subsidiary Guarantors on similar terms as the Credit Facility.
The proceeds from the 2032 Private Placement Notes were used primarily to pay off existing debt and to pay off certain existing indebtedness of SSGT II in connection with the SSGT II Merger.
Credit Facility
On March 17, 2021, we, through our Operating Partnership (the “Borrower”), entered into a credit facility with KeyBank, National Association, as administrative agent, KeyBanc Capital Markets, LLC, Wells Fargo Securities, Citibank, N.A., and BMO Capital Markets, as joint book runners and joint lead arrangers, and certain other lenders party thereto (the “Credit Facility”).
The initial aggregate amount of the Credit Facility was $500 million, which consisted of a $250 million revolving credit facility (the “Credit Facility Revolver”) and a $250 million term loan (the “Credit Facility Term Loan”). The Borrower had the right to increase the amount available under the Credit Facility by an additional $350 million (the “Accordion Feature”), for an aggregate amount of $850 million, subject to certain conditions. The Credit Facility also includes sublimits of (a) up to $25 million for letters of credit and (b) up to $25 million for swingline loans; each of these sublimits are part of, and not in addition to, the amounts available under the Credit Facility Revolver. Borrowings under the Credit Facility may be in either U.S. dollars (each, a “US Borrowing”) or Canadian dollars (each, a “CAD Borrowing”).
The maturity date of the Credit Facility Revolver is March 17, 2024, subject to a one-year
extension option. The maturity date of the Credit Facility Term Loan is March 17, 2026, which cannot be extended. The Credit Facility may be prepaid or terminated at any time without penalty; provided, however, that the lenders shall be indemnified for certain breakage costs.
On October 7, 2021, the Borrower and lenders who were party to the Credit Facility amended the Credit Facility to increase the commitment on the Credit Facility Revolver by $200 million for a total commitment of $450 million. In connection with the increased commitments, additional lenders were added to the Credit Facility. The commitments on the Credit Facility Term Loan remain unchanged. As a result of this amendment, the aggregate commitment on the Credit Facility is now $700 million. In addition, the Accordion Feature was also amended such that Borrower has the right to increase the aggregate amount of the Credit Facility by an additional $350 million, for an aggregate amount of up to $1.05 billion, subject to certain conditions.
On April 19, 2022, we amended the Credit Facility (the “Credit Facility Amendment”). The primary purpose of the Credit Facility Amendment was to: (i) allow for the issuance of the 2032 Private Placement Notes, (ii) make conforming changes between the Note Purchase Agreement and the Credit Facility, and (iii) modify the Credit Facility to reflect a transition from LIBOR to SOFR for floating rate borrowings.
As of September 30, 2022, advances under the Credit Facility Term Loan incurred interest at 160 basis points over Daily Simple SOFR (as defined in the Credit Facility Amendment) or
30-day
Canadian dollar offered rate (“CDOR”), while advances under the Credit Facility Revolver bear interest at 165 basis points over Daily Simple SOFR or
30-day
CDOR. The Credit Facility is also subject to an annual unused fee based upon the average amount of the unused portion of the Credit Facility Revolver, which varies from 15 bps to 25 bps, depending on the size of the unused amount, as well as whether a Security Interest Termination Event (defined below) has occurred.
The Credit Facility is fully recourse, jointly and severally, to us, our Operating Partnership, and certain of our subsidiaries (the “Subsidiary Guarantors”). In connection with this, we, our Operating Partnership, and our Subsidiary Guarantors executed guarantees in favor of the lenders. The Credit Facility is also cross-defaulted to (i) any recourse debt of ours, our Operating Partnership, or the Subsidiary Guarantors and (ii) any
non-recourse
debt of ours, our Operating Partnership, or the Subsidiary Guarantors of at least $75 million.
The Credit Facility is initially secured by a pledge of equity interests in the Subsidiary Guarantors. However, upon the achievement of certain security interest termination conditions, the pledges shall be released and the Credit Facility shall become unsecured.
The Credit Facility contains certain customary representations and warranties, affirmative, negative and financial covenants, borrowing conditions, and events of default. In particular, the financial covenants imposed include: a maximum leverage ratio, a minimum fixed charge coverage ratio, a minimum tangible net worth, certain limits on both secured debt and secured recourse debt, certain payout ratios of dividends paid to core funds from operations, limits on unhedged variable rate debt, and minimum liquidity. If an event of default occurs and continues, the Borrower is subject to certain actions by the administrative agent, including, without limitation, the acceleration of repayment of all amounts outstanding under the Credit Facility.
Subsequently, the borrowing base was expanded to include the two properties acquired in May 2022, the 10 wholly-owned operating properties acquired in the SSGT II Merger, the 11 properties previously encumbered by the Midland North Carolina CMBS Loan, and the five properties previously encumbered by the TIV TCF Loan, such that as of September 30, 2022, 99 of our wholly owned properties were encumbered by the Credit Facility.
As of September 30, 2022, the Borrower had borrowed approximately $338.2 million of the $450 million current capacity of the Credit Facility Revolver and all $250 million of the $250 million current capacity of the Credit Facility Term Loan.
SST IV CMBS Loan
On March 17, 2021, in connection with the SST IV Merger, we assumed a $40.5 million CMBS financing with KeyBank as the initial lender pursuant to a mortgage loan (the “SST IV CMBS Loan”). The SST IV CMBS Loan is secured by a first mortgage or deed of trust on each of seven properties owned by us (Jensen Beach, Texas City, Riverside, Las Vegas IV, Puyallup, Las Vegas V, and Plant City). The separate assets of these encumbered properties are not available to pay our other debt. The loan has a maturity date of February 1, 2030.
Monthly payments due under the loan agreement (the “SST IV CMBS Loan Agreement”) are interest only, with the full principal amount becoming due and payable on the maturity date.
The amounts outstanding under the SST IV CMBS Loan bear interest at an annual fixed rate equal to 3.56%. Commencing two years after securitization, the SST IV CMBS Loan may be defeased in whole, but not in part, subject to certain conditions as set forth in the SST IV CMBS Loan Agreement.
The loan documents for the SST IV CMBS Loan contain: customary affirmative and negative covenants; agreements; representations; warranties and borrowing conditions; reserve requirements and events of default all as set forth in such loan documents. In addition, and pursuant to the terms of the limited recourse guaranty in favor of KeyBank, we serve as a non-recourse
guarantor with respect to the SST IV CMBS Loan.
SST IV TCF Loan
On March 17, 2021, in connection with the SST IV Merger, we assumed a term loan with TCF National Bank, a national banking association (“TCF”), as lead arranger and administrative agent for up to $40.8 million (the “SST IV TCF Loan”). The SST IV TCF Loan was secured by a first mortgage on each of the Ocoee Property, the Ardrey Kell Property, the Surprise Property, the Escondido Property, and the Punta Gorda Property (the “SST IV TCF Properties”).
On April 28, 2022, we paid in full the entire outstanding principal balance on the SST IV TCF Loan.
Oakville III BMO Loan
On April 15, 2021, we purchased the Oakville III Property. We partially financed the Oakville III property acquisition with a loan from Bank of Montreal (the “Oakville III BMO Loan”), which is secured by a first lien on the Oakville III property. The loan is denominated in Canadian dollars and the proceeds from the loan were approximately CAD $16.3 million. We provided a full recourse guaranty on the loan, which will remain in effect until the property achieves 75% physical occupancy, at which point such guaranty will be reduced to 50% of the loan balance. The interest only loan is prepayable at any time without penalty, and bears interest at a rate of 2.25% + CDOR. The Oakville III BMO Loan contains customary affirmative and negative covenants, agreements, representations, warranties and borrowing conditions.
The following table presents the future principal payment requirements on outstanding debt as of September 30, 2022:

2022	$646,985
2023	2,639,402
2024	352,761,308
2025	2,869,187
2026	341,916,098
2027 and thereafter	342,605,557

Total payments	1,043,438,537
Discount on secured debt	(96,377)
Debt issuance costs, net	(4,743,682)

Total	$1,038,598,478

Note 6. Debt
The Company’s debt is summarized as follows:

Loan	December 31, 2021	December 31, 2020	Interest Rate	Maturity Date
KeyBank CMBS Loan (1)	$94,459,583	$95,000,000	3.89%	8/1/2026
KeyBank Florida CMBS Loan (2)	52,000,000	52,000,000	4.65%	5/1/2027
Midland North Carolina CMBS Loan (3)	45,758,741	46,427,994	5.31%	8/1/2024
Canadian CitiBank Loan (4)(10)(11)	—	87,337,110
CMBS SASB Loan (5)(10)	—	235,000,000
CMBS Loan (6)	104,000,000	104,000,000	5.00%	2/1/2029
Secured Loan (7)(8)(10)	—	85,512,000
Stoney Creek Loan (9)(10)	—	5,712,058
Torbarrie Loan (9)(10)	—	6,423,863
SST IV CMBS Loan	40,500,000	—	3.56%	2/1/2030
SST IV TCF Loan	40,782,500	—	3.75%	3/30/2023

Loan	December 31, 2021	December 31, 2020	Interest Rate	Maturity Date
Credit Facility Term Loan - USD (12)	250,000,000	—	1.90%	3/17/2026
Credit Facility Revolver - USD (12)	233,201,288	—	1.95%	3/17/2024
Oakville III BMO Loan (11)	12,795,250	—	2.70%	5/16/2024
Ladera Office Loan	4,014,185	4,099,152	4.29%	11/1/2026
Premium on secured debt, net	234,604	461,823
Debt issuance costs, net	(3,879,296)	(4,021,767)

Total debt, net	$873,866,855	$717,952,233

(1)
This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(2)
This fixed rate loan encumbers five properties (Pompano Beach, Lake Worth, Jupiter, Royal Palm Beach, and Delray) with monthly interest only payments until June 2022, at which time both interest and principal payments will be due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(3)
This fixed rate loan encumbers 11 self storage properties (Asheville I, Arden, Asheville II, Hendersonville I, Asheville III, Asheville IV, Asheville V, Asheville VI, Asheville VII, Asheville VIII, and Hendersonville II) with monthly interest only payments until September 2019, at which time both interest and principal payments became due monthly.

(4)
This variable rate loan encumbered 10 of our Canadian properties and the amounts shown above are in USD based on the foreign exchange rate in effect of the dates presented. We purchased interest rate caps that capped CDOR at 3.0% until October 15, 2021.

(5)
This variable rate loan encumbered 29 properties (Morrisville, Cary, Raleigh, Vallejo, Xenia, Sidney, Troy, Greenville, Washington Court House, Richmond, Connersville, Port St Lucie, Sacramento, Concord, Oakland, Wellington, Doral, Naples, Baltimore, Aurora, Jones Blvd - Las Vegas, Russell Rd - Las Vegas, Riverside, Stockton, Azusa, Romeoville, Elgin, San Antonio, Kingwood). The separate assets of these encumbered properties were not available to pay our other debts.

(6)
This fixed rate loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.

(7)
This variable rate loan encumbered 16 properties (Colorado Springs, Aurora, Phoenix, 3173 Sweeten Creek Rd - Asheville, Elk Grove, Garden Grove, Deaverview Rd - Asheville, Highland Center Blvd - Asheville, Sarasota, Mount Pleasant, Pembroke Pines, Riverview, Eastlake, McKinney, Hualapai Way - Las Vegas, Gilbert). The separate assets of these encumbered properties were not available to pay our other debts.

(8)
This loan had an $85.5 million interest rate swap that effectively fixed the interest rate on the Secured Loan at 5.1% until August 1, 2020. To continue hedging our interest rate risk related to this loan, we purchased an interest rate cap on August 3, 2020 with a notional amount of $80 million that effectively capped LIBOR at 0.5% through August 2, 2021.

(9)
This variable rate loan bore interest at a rate of 1.95% plus Royal Bank of Canada Prime Rate, which was approximately 2.45% as of December 31, 2020, and in no event would the total interest rate have fallen below 4.65% per annum. The amounts shown above are in USD based on the foreign exchange rate in effect as of December 31, 2020.

(10)	On March 17, 2021, these loans were paid off in full in conjunction with the SST IV Merger, and an aggregate net loss on extinguishment of debt of approximately $2.4 million was recorded.
(11)	The amounts shown above are in USD based on the foreign exchange rate in effect as of the date presented.
(12)	For additional information regarding the Credit Facility, see below.
The weighted average interest rate on our consolidated debt, excluding the impact of our interest rate hedging activities, as of December 31, 2021 was approximately 3.02%. We are subject to certain restrictive covenants relating to the outstanding debt. As of December 31, 2021, we were in compliance with all such covenants.
Credit Facility
On March 17, 2021, we, through our Operating Partnership (the “Borrower”), entered into a credit facility with KeyBank, National Association, as administrative agent, KeyBanc Capital Markets, LLC, Wells Fargo Securities, Citibank, N.A., and BMO Capital Markets as joint book runners and joint lead arrangers, and certain other lenders party thereto (the “Credit Facility”).
The initial aggregate amount of the Credit Facility was $500 million, which consisted of a $250 million revolving credit facility (the “Credit Facility Revolver”) and a $250 million term loan (the “Credit Facility Term Loan”). The Borrower had the right to increase the amount available under the Credit Facility by an additional $350 million (the “Accordion Feature”), for an aggregate amount of $850 million, subject to certain conditions. The Credit Facility also includes sublimits of (a) up to $25 million for letters of credit and (b) up to $25 million for swingline loans; each of these sublimits are part of, and not in addition to, the amounts available under the Credit Facility Revolver. Borrowings under the Credit Facility may be in either U.S. dollars (each, a “US Borrowing”) or Canadian dollars (each, a “CAD Borrowing”). Upon the closing of the Credit Facility, the Borrower immediately made the following drawdowns: (i) under the Credit Facility Revolver (A) $199 million in USD Borrowings and (B) CAD $2.5 million in CAD Borrowings (approximately $2 million equivalent in U.S. dollars), and (ii) under the Credit Facility Term Loan (A) $150 million in USD Borrowings and (B) CAD $124.7 million in CAD Borrowings (approximately $100 million equivalent in U.S. dollars), for an aggregate amount of approximately $451 million. We used the initial proceeds primarily to pay off certain existing indebtedness as well as indebtedness of SST IV in connection with the SST IV Merger.
The maturity date of the Credit Facility Revolver is March 17, 2024, subject to a one-year extension option. The maturity date of the Credit Facility Term Loan is March 17, 2026, which cannot be extended. The Credit Facility may be prepaid or terminated at any time without penalty; provided, however, that the lenders shall be indemnified for certain breakage costs.
Amounts borrowed under the Credit Facility Revolver and Credit Facility Term Loan bear interest based on both the type of borrowing (either ABR Loans or Eurodollar Loans, each as defined in the Credit Facility), as well as the currency of the borrowing. ABR Loans bear interest at the lesser of (x) the alternate base rate plus the applicable rate, or (y) the maximum rate. Eurodollar Loans bear interest at the lesser of (a) the adjusted LIBO rate or CDOR rate (depending on whether the loan is a US Borrowing or a CAD Borrowing, respectively) for the interest period in effect plus the applicable rate, or (b) the maximum rate. The corresponding applicable rate varies depending on the type of borrowing and our consolidated leverage ratio. As of December 31, 2021, advances under the Credit Facility Term Loan bear interest at 180 basis points over
30-day
LIBOR or
30-day
CDOR, while advances under the Credit Facility Revolver bear interest at 185 basis points over
30-day
LIBOR or
30-day
CDOR. The Credit Facility is also subject to an annual unused fee based upon the average amount of the unused portion of the Credit Facility Revolver, which varies from 15 bps to 25 bps, depending on the size of the unused amount, as well as whether a Security Interest Termination Event (defined below) has occurred.
The Credit Facility is fully recourse, jointly and severally, to us, our Operating Partnership, and certain of our subsidiaries (the “Subsidiary Guarantors”). In connection with this, we, our Operating Partnership, and our Subsidiary Guarantors executed guarantees in favor of the lenders. The Credit Facility is also cross-defaulted to (i) any recourse debt of ours, our Operating Partnership, or the Subsidiary Guarantors and (ii) any
non-recourse
debt of ours, our Operating Partnership, or the Subsidiary Guarantors of at least $75 million.
The Credit Facility is initially secured by a pledge of equity interests in the Subsidiary Guarantors. However, upon the achievement of certain security interest termination conditions, the pledges shall be released and the Credit Facility shall become unsecured (the “Security Interest Termination Event”). The Security Interest Termination Event occurs at the Borrower’s election, once the Borrower satisfies the following security interest termination conditions: (i) a fixed charge coverage ratio of no less than 1.50:1.00; (ii) an unsecured interest coverage ratio of not less than 2.00:1.00; (iii) a consolidated capitalization rate leverage ratio of not greater than 60%; and (iv) a secured debt ratio of no greater than 40%. Following the occurrence of the Security Interest Termination Event, certain terms and conditions of the Credit Facility are modified, including, but not limited to: (i) in certain circumstances, a reduction in the applicable interest rate under the Credit Facility, (ii) the modification or addition of certain financial covenants, (iii) the addition of a floor of at least $25 million for any cross-defaulted recourse debt of ours, our Operating Partnership, or any Subsidiary Guarantor, and (iv) in certain circumstances, a reduction in the annual unused fee for the Credit Facility Revolver.
The Credit Facility contains certain customary representations and warranties, affirmative, negative and financial covenants, borrowing conditions, and events of default. In particular, the financial covenants imposed include: a maximum leverage ratio, a minimum fixed charge coverage ratio, a minimum tangible net worth, certain limits on both secured debt and secured recourse debt, certain payout ratios of dividends paid to core funds from operations, limits on unhedged variable rate debt, and minimum liquidity. If an event of default occurs and continues, the Borrower is subject to certain actions by the administrative agent, including, without limitation, the acceleration of repayment of all amounts outstanding under the Credit Facility.
On May 3, 2021, we converted all of our CAD Borrowings to USD Borrowings.
On October 7, 2021, the Borrower and lenders who were party to the Credit Facility amended the Credit Facility to increase the commitment on the Credit Facility Revolver by $200 million for a total commitment of $450 million. In connection with the increased commitments, additional lenders were added to the Credit Facility. The commitments on the Credit Facility Term Loan remain unchanged. As a result of this amendment, the aggregate commitment on the Credit Facility is now $700 million. In addition, the Accordion Feature was also amended such that Borrower has the right to increase the aggregate amount of the Credit Facility by an additional $350 million, for an aggregate amount of up to $1.05 billion, subject to certain conditions.
As of December 31, 2021, the Borrower has borrowed approximately $233 million of the $450 million current capacity of the Credit Facility Revolver and all $250 million of the $250 million current capacity of the Credit Facility Term Loan.
SST IV CMBS Loan
On March 17, 2021, in connection with the SST IV Merger, we assumed a $40.5 million CMBS financing with KeyBank as the initial lender pursuant to a mortgage loan (the “SST IV CMBS Loan”). The SST IV CMBS
Loan is secured by a first mortgage or deed of trust on each of seven properties owned by us (Jensen Beach, Texas City, Riverside, Las Vegas IV, Puyallup, Las Vegas V, and Plant City). The separate assets of these encumbered properties are not available to pay our other debt. The loan has a maturity date of February 1, 2030. Monthly payments due under the loan agreement (the “SST IV CMBS Loan Agreement”) are interest-only, with the full principal amount becoming due and payable on the maturity date.
The amounts outstanding under the SST IV CMBS Loan bear interest at an annual fixed rate equal to 3.56%. Commencing two years after securitization, the CMBS Loan may be defeased in whole, but not in part, subject to certain conditions as set forth in the SST IV CMBS Loan Agreement.
The loan documents for the SST IV CMBS Loan contain: customary affirmative and negative covenants; agreements; representations; warranties and borrowing conditions; reserve requirements and events of default all as set forth in such loan documents. In addition, and pursuant to the terms of the limited recourse guaranty in favor of KeyBank, we serve as a non-
recourse guarantor with respect to the SST IV CMBS Loan.
SST IV TCF Loan
On March 17, 2021, in connection with the SST IV Merger, we assumed a term loan with TCF National Bank, a national banking association (“TCF”), as lead arranger and administrative agent for up to $40.8 million (the “SST IV TCF Loan”). The SST IV TCF Loan is secured by a first mortgage on each of the Ocoee Property, the Ardrey Kell Property, the Surprise Property, the Escondido Property, and the Punta Gorda Property (the “SST IV TCF Properties”).
The interest rate on the SST IV TCF Loan is equal to the greater of (i) 3.75% per annum or (ii) an adjustable annual rate equal to LIBOR plus 3.00%. Upon achievement of certain financial conditions, the interest rate will be equal to the greater of (i) 3.50% per annum or (ii) an adjustable annual rate equal to LIBOR plus 2.50%. As of December 31, 2021, the interest rate on the SST IV TCF Loan was 3.75%. In connection with the SST IV Merger, we also assumed an interest rate cap with a notional amount of $30.5 million, such that in no event will LIBOR exceed 0.75% thereon through May 2022.
The SST IV TCF Loan matures on March 30, 2023, with two one-year extension options subject to certain conditions outlined further in the SST IV TCF Loan documents. During the initial term, monthly payments are interest only; during any extension periods, monthly payments are principal and interest. The SST IV TCF Loan may be prepaid in whole or in part, subject to certain conditions as set forth in the SST IV TCF loan agreement.
The SST IV TCF loan agreement also contains a debt service coverage ratio covenant applicable to the borrowers whereby, commencing on March 31, 2022, the SST IV TCF Properties must have a debt service coverage ratio of not less than 1.20 to 1.00. The SST IV TCF loan agreement also contains: customary affirmative, negative and financial covenants; agreements; representations; warranties and borrowing conditions; and events of default all as set forth in such loan agreement.
We serve as a limited recourse guarantor with respect to the SST IV TCF Loan during the initial term. Our obligations as guarantor may decrease based on the debt service coverage ratio on the SST IV TCF Properties.
Oakville III BMO Loan
On April 15, 2021, we purchased the Oakville III Property. We partially financed the Oakville III property acquisition with a loan from Bank of Montreal (the “Oakville III BMO Loan”), which is secured by a first lien on the Oakville III property. The loan is denominated in Canadian dollars and the proceeds from the loan were approximately CAD $16.3 million. We provided a full recourse guaranty on the loan, which will remain in effect until the property achieves 75% physical occupancy, at which point such guaranty will be reduced to 50% of the loan balance. The interest only loan is prepayable at any time without penalty, and bears interest at a rate of 2.25% + CDOR. The Oakville III BMO Loan contains customary affirmative and negative covenants, agreements, representations, warranties and borrowing conditions.
The following table presents the future principal payment requirements on outstanding debt as of December 31, 2021:

2022	$2,914,434
2023	44,166,662
2024	293,039,610
2025	2,869,188
2026	341,916,098
2027 and thereafter	192,605,555

Total payments	877,511,547
Premium on secured debt, net	234,604
Debt issuance costs, net	(3,879,296)

Total	$873,866,855